Offerings	Jul. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2026 Plan
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	2.91
Maximum Aggregate Offering Price	$ 29,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,019.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the 2019 Stock and Incentive Compensation Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Represents shares of Common Stock reserved for issuance pursuant to future awards under the 2026 Plan. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.91 per share, which is the average of the high and low prices of Common Stock, as reported on the Nasdaq Stock Market, on July 2, 2026
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2019 Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	2.91
Maximum Aggregate Offering Price	$ 8,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,206.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the 2019 Stock and Incentive Compensation Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Represents shares of Common Stock for issuance under the 2019 Plan, which increase is provided for in the Amendment to the 2019 Plan approved by the Registrant's stockholders on June 9, 2026. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.91 per share, which is the average of the high and low prices of Common Stock, as reported on the Nasdaq Stock Market, on July 2, 2026.